SHARE CAPITAL - Narrative (Details)				12 Months Ended
	Oct. 27, 2022 USD ($) $ / shares shares	Oct. 26, 2022 $ / shares shares	Apr. 22, 2022 shares	Dec. 31, 2022 USD ($) location $ / shares shares	Oct. 28, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	96,465,677			97,865,777
Percentage of shares issued and outstanding	1.000
Total interest-bearing loans and borrowings | $				$ 182,800,000		$ 246,500,000
BOA Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of warrants exercised | location				100
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	41,655,152	428,974				419,832
Par value (in usd per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01	$ 0.005064	$ 0.01
Maximum number of shares available to be issued (in shares)						3,329,986
Exercise price of shares issued (in USD per share) | $ / shares	$ 10.00
Conversion factor	1.975
Increase (decrease) in number of ordinary shares issued (in shares)	40,606,526
Ordinary shares | Former Holders Of The BOA Class B Common Stock
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)	5,750,000
Ordinary shares | BOA's Underwriter
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)	450,000
Ordinary shares | Selina Hospitality plc 2022 Onibus Equity Incentive Plan and the Selina Hospitality plc 2022 Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Maximum number of shares available to be issued (in shares)				11,575,880
Ordinary shares | BOA Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			899,125
Number of shares issued through issue of equity (in shares)	953,999		899,125
Ordinary shares | Share Redesignation | Existing Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,926,981
Ordinary shares | Share Redesignation | Selina Convertible Instruments
Disclosure of classes of share capital [line items]
Number of shares converted (in shares) | $	15,162,668
Series A shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		15,589,552				15,589,552
Par value (in usd per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Series B shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		3,200,539				3,200,539
Par value (in usd per share) | $ / shares		$ 0.01		0.01		$ 0.01
Series B shares | Existing Shareholders
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)		330,275
Series C shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		2,749,657				2,749,657
Par value (in usd per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Series C shares | Certain And Minority Shareholders
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)		2,565,503
Series C shares | Share Redesignation | Certain And Minority Shareholders
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	2,565,503
Fully Paid Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)						1,146,291
Fully Paid Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)						481,693
Fully Paid Ordinary Shares
Disclosure of classes of share capital [line items]
Par value (in usd per share) | $ / shares						$ 0.01
Ordinary Shares Pre-Subdivison
Disclosure of classes of share capital [line items]
Number of shares available for issuance (in shares)				5,487,425
Ordinary Shares Pre-Subdivison | Share Redesignation
Disclosure of classes of share capital [line items]
Maximum number of shares available to be issued (in shares)	2,658,113
Ordinary Shares Post Redesignation And Subdivision
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	96,465,677
Par value (in usd per share) | $ / shares	$ 0.005064			$ 0.005064		$ 0.005064
BOA Class B Common Stock
Disclosure of classes of share capital [line items]
Par value (in usd per share) | $ / shares	0.0001
BOA Class A Common Stock
Disclosure of classes of share capital [line items]
Par value (in usd per share) | $ / shares	$ 0.0001
Pipe Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,675,000
Pipe Shares | PIPE Investors
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)	6,675,000
Pipe Shares | Tranche Two | PIPE Investors
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)	1,230,000
Bridge Loan Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	375,000
Bridge Loan Shares | Bridge Loan Facility | PIPE Investors
Disclosure of classes of share capital [line items]
Number of shares issued through issue of equity (in shares)	375,000
Existing Selina Shareholders (post subdivision)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	82,261,678
Sponsor Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	5,750,000
Transaction Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	953,999
Payables Settlement Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	450,000
Number of shares issued through issue of equity (in shares)				1,400,000
Ordinary Shares, Post-Subdivision, Fully Diluted Basis
Disclosure of classes of share capital [line items]
Maximum number of shares available to be issued (in shares)				114,929,082
Class A Common Stock | BOA Acquisition Corp.
Disclosure of classes of share capital [line items]
Percentage of shares issued and outstanding	0.958